Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Net earnings for the year	$ 123,451	$ 101,825
Current income tax expense (Note 28)	62,877	44,031
Deferred income tax (recovery) expense (Note 28)	(3,843)	30,415
Interest (recovery) expense (Note 23)	(1,179)	2,115
Depreciation and amortization (Note 10)	122,888	115,955
Impairment reversals (Note 11)	(61,554)	0
Accretion on closure and decommissioning provision (Note 16)	5,973	4,363
Unrealized (gains) losses on foreign exchange	(383)	5,759
(Gains) losses on commodity, diesel fuel swaps, and foreign currency contracts (Note 7)	(606)	4,944
Gain on sale of mineral properties, plant and equipment	(191)	(25,100)
Project development write-down	1,898	0
Other operating activities (Note 25)	13,269	(46,935)
Changes in non-cash operating working capital (Note 25)	11,709	(5,545)
Operating cash flows before interest and income taxes	274,309	231,827
Interest paid	(2,367)	(2,553)
Interest received	1,462	1,382
Income taxes paid	(48,845)	(15,852)
Net cash generated from operating activities	224,559	214,804
Cash flow from investing activities
Payments for mineral properties, plant and equipment	(142,232)	(202,661)
Acquisition of mineral interests	(20,219)	0
Net (purchase) proceeds from sales of short-term investments	(14,267)	56,870
Proceeds from sale of mineral properties, plant and equipment	1,674	16,319
Purchase of shares in associate (Note 12)	(2,473)	0
Net payments from commodity, diesel fuel swaps, and foreign currency contracts	(304)	(4,965)
Exercise of warrants and other payments	0	(5,460)
Net cash used in investing activities	(177,821)	(139,897)
Cash flow from financing activities
Proceeds from issue of equity shares	2,606	2,399
Distributions to non-controlling interests	(1,052)	(428)
Dividends paid	(15,314)	(7,606)
Repayment of credit facility	(36,200)	0
Proceeds from (payment of) short-term loans (Note 15)	3,000	(19,536)
Payment of equipment leases	(4,542)	(3,047)
Net cash used in financing activities	(51,502)	(28,218)
Effects of exchange rate changes on cash and cash equivalents	(164)	229
Net (decrease) increase in cash and cash equivalents	(4,928)	46,918
Cash and cash equivalents at the beginning of the year	180,881	133,963
Cash and cash equivalents at the end of the year	$ 175,953	$ 180,881